Share Based Compensation Plans - Schedule of Number and Weighted Average Remaining Life (Details)	Mar. 31, 2018 USD ($) yr	Mar. 31, 2018 GBP (£) yr	Mar. 31, 2018 INR (₨) yr	Mar. 31, 2017 USD ($) yr	Mar. 31, 2017 GBP (£) yr	Mar. 31, 2017 INR (₨) yr	Mar. 31, 2016 USD ($) yr	Mar. 31, 2016 GBP (£) yr	Mar. 31, 2016 INR (₨) yr	Mar. 31, 2015 USD ($)	Mar. 31, 2015 GBP (£)	Mar. 31, 2015 INR (₨)
IPO India Plan
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average remaining life (years)	3.08	3.08	3.08	4.10	4.10	4.10	4.10	4.10	4.10
Weighted average exercise price | ₨			₨ 35			₨ 35			₨ 35			₨ 52.
IPO Plan - June 2006
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average remaining life (years)							0.25	0.25	0.25
Weighted average exercise price | £								£ 5.28			£ 5.28
JSOP Plan
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average remaining life (years)	3.93	3.93	3.93	4.93	4.93	4.93	5.93	5.93	5.93
Weighted average exercise price | $	$ 14.98			$ 14.98			$ 14.98			$ 11.60
Option Award Scheme 2012
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average remaining life (years)	3.75	3.75	3.75	4.83	4.83	4.83	5.83	5.83	5.83
Weighted average exercise price | $	$ 11			$ 11			$ 11			11.
2014 Share Plan
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average remaining life (years)	5.96	5.96	5.96	7.11	7.11	7.11	6.88	6.88	6.88
Weighted average exercise price | $	$ 17.79			$ 18.06			$ 17.86			16.27
2015 Share Plan
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average remaining life (years)	6.06	6.06	6.06	6.08	6.08	6.08	5.91	5.91	5.91
Weighted average exercise price | $	$ 16.21			$ 16.23			$ 16.68			17.46
Other Share Option Awards
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average remaining life (years)	3.75	3.75	3.75	4.75	4.75	4.75	5.75	5.75	5.75
Weighted average exercise price | $	$ 18.88			$ 18.88			$ 18.44			18.88
Management Scheme
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average remaining life (years)	5.56	5.56	5.56	5.59	5.59	5.59	6.00	6.00	6.00
Weighted average exercise price | $
Restricted Stock Unit
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average remaining life (years)	5.60	5.60	5.60	5.63	5.63	5.63	6.00	6.00	6.00
Weighted average exercise price | $